FEDERAL FUNDS PURCHASED AND OTHER SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2013
FEDERAL FUNDS PURCHASED AND OTHER SHORT-TERM BORROWINGS [Abstract]
Schedule of Short-term Borrowings

The following tabular analysis presents short-term borrowing year-end balance, maximum month-end balance, annual average and weighted average interest rates for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	2013	2012	2011
Amount outstanding at end of year	$ -	$ -	$ -
Weighted average interest rate at end of year	-%	-%	-%
Maximum outstanding at any month end	$ -	$5,000	$5,000
Average outstanding during year	$11	$1,230	$1,666
Weighted average interest rate during year	-%	-%	-%